Exhibit 99.1

World Omni Auto Receivables Trust 2024-B

Monthly Servicer Certificate

September 30, 2024

Dates Covered
Collections Period	09/01/24 - 09/30/24
Interest Accrual Period	09/16/24 - 10/14/24
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/24	1,046,398,454.65	42,262
Yield Supplement Overcollateralization Amount 08/31/24	81,739,899.20	0
Receivables Balance 08/31/24	1,128,138,353.85	42,262
Principal Payments	38,778,361.17	1,014
Defaulted Receivables	1,328,325.89	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/24	77,789,726.57	0
Pool Balance at 09/30/24	1,010,241,940.22	41,206

Pool Statistics	$ Amount	# of Accounts
Pool Factor	81.49%
Prepayment ABS Speed	1.77%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	9,673,923.15	349
Past Due 61-90 days	2,756,301.91	89
Past Due 91-120 days	878,888.64	29
Past Due 121+ days	0.00	0
Total	13,309,113.70	467

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.22%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	693,091.43
Aggregate Net Losses/(Gains) - September 2024	635,234.46
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.68%
Prior Net Losses/(Gains) Ratio	0.69%
Second Prior Net Losses/(Gains) Ratio	0.33%
Third Prior Net Losses/(Gains) Ratio	0.04%
Four Month Average	0.44%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.13%

Overcollateralization Target Amount	9,092,177.46
Actual Overcollateralization	9,092,177.46
Weighted Average Contract Rate	7.38%
Weighted Average Contract Rate, Yield Adjusted	10.93%
Weighted Average Remaining Term	58.01

Flow of Funds	$ Amount
Collections	46,385,471.65
Investment Earnings on Cash Accounts	40,864.57
Servicing Fee	(940,115.29)
Transfer to Collection Account	-
Available Funds	45,486,220.93

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,403,607.94
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	165,883.33
(5) Noteholders' Second Priority Principal Distributable Amount	8,238,928.34
(6) Class C Interest	84,329.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,500,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,092,177.46
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	5,001,294.69

Total Distributions of Available Funds	45,486,220.93

Servicing Fee	940,115.29
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Note Balance @ 09/16/24	1,036,980,868.56
Principal Paid	35,831,105.80
Note Balance @ 10/15/24	1,001,149,762.76

Class A-1
Note Balance @ 09/16/24	34,680,868.56
Principal Paid	34,680,868.56
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class A-2a
Note Balance @ 09/16/24	200,000,000.00
Principal Paid	536,866.86
Note Balance @ 10/15/24	199,463,133.14
Note Factor @ 10/15/24	99.7315666%

Class A-2b
Note Balance @ 09/16/24	228,500,000.00
Principal Paid	613,370.38
Note Balance @ 10/15/24	227,886,629.62
Note Factor @ 10/15/24	99.7315666%

Class A-3
Note Balance @ 09/16/24	428,500,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	428,500,000.00
Note Factor @ 10/15/24	100.0000000%

Class A-4
Note Balance @ 09/16/24	89,800,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	89,800,000.00
Note Factor @ 10/15/24	100.0000000%

Class B
Note Balance @ 09/16/24	37,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	37,000,000.00
Note Factor @ 10/15/24	100.0000000%

Class C
Note Balance @ 09/16/24	18,500,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	18,500,000.00
Note Factor @ 10/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,653,820.44
Total Principal Paid	35,831,105.80
Total Paid	40,484,926.24

Class A-1
Coupon	5.53400%
Interest Paid	154,605.39
Principal Paid	34,680,868.56
Total Paid to A-1 Holders	34,835,473.95

Class A-2a
Coupon	5.48000%
Interest Paid	913,333.33
Principal Paid	536,866.86
Total Paid to A-2a Holders	1,450,200.19

Class A-2b
SOFR Rate	5.34207%
Coupon	5.77207%
Interest Paid	1,062,461.72
Principal Paid	613,370.38
Total Paid to A-2b Holders	1,675,832.10

Class A-3
Coupon	5.27000%
Interest Paid	1,881,829.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,881,829.17

Class A-4
Coupon	5.23000%
Interest Paid	391,378.33
Principal Paid	0.00
Total Paid to A-4 Holders	391,378.33

Class B
Coupon	5.38000%
Interest Paid	165,883.33
Principal Paid	0.00
Total Paid to B Holders	165,883.33

Class C
Coupon	5.47000%
Interest Paid	84,329.17
Principal Paid	0.00
Total Paid to C Holders	84,329.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.7765320
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.0766094
Total Distribution Amount	32.8531414

A-1 Interest Distribution Amount	0.6721973
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	150.7863850
Total A-1 Distribution Amount	151.4585823

A-2a Interest Distribution Amount	4.5666667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	2.6843343
Total A-2a Distribution Amount	7.2510010

A-2b Interest Distribution Amount	4.6497231
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	2.6843343
Total A-2b Distribution Amount	7.3340574

A-3 Interest Distribution Amount	4.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.3916667

A-4 Interest Distribution Amount	4.3583333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.3583333

B Interest Distribution Amount	4.4833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4833332

C Interest Distribution Amount	4.5583335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5583335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	229.94
Noteholders' Third Priority Principal Distributable Amount	516.31
Noteholders' Principal Distributable Amount	253.75

Account Balances	$ Amount
Reserve Account
Balance as of 09/16/24	3,080,896.88
Investment Earnings	12,835.23
Investment Earnings Paid	(12,835.23)
Deposit/(Withdrawal)	-
Balance as of 10/15/24	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88